Consolidated Statements of Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares
Statements [Line Items]
Revenue	¥ 424,485	$ 65,055	¥ 323,425	¥ 225,176
Cost of revenue	(164,268)	(25,175)	(178,435)	(132,450)
Gross profit	260,217	39,880	144,990	92,726
Selling expenses	(246,959)	(37,848)	(253,558)	(182,474)
Administrative expenses	(126,318)	(19,359)	(117,169)	(88,233)
Research and development expenses	(148,999)	(22,835)	(91,697)	(71,411)
Net impairment losses on financial and contract assets	(14,843)	(2,275)	(2,733)	(658)
Other income and gains - net	8,526	1,307	13,297	17,074
Operating expenses	(528,593)	(81,010)	(451,860)	(325,702)
Operating loss	(268,376)	(41,130)	(306,870)	(232,976)
Finance income	28,330	4,341	2,483	1,615
Finance costs	(5,627)	(862)	(11,704)
Finance income/(costs) - net	22,703	3,479	(9,221)	1,615
- loss on fair value changes	(2,823,370)	(432,700)	(333,401)	(233,632)
- other loss			(26,542)
Loss before income tax	(3,069,043)	(470,351)	(676,034)	(464,993)
Loss for the year	(3,069,043)	(470,351)	(676,034)	(464,993)
Loss attributable to:
Owners of the Company	¥ (3,069,043)	$ (470,351)	¥ (676,034)	¥ (464,993)
Ordinary shares
Loss per share
-Basic and diluted | (per share)	¥ (10.18)	$ (1.56)	¥ (5.41)	¥ (4.09)
ADS
Loss per share
-Basic and diluted | (per share)	¥ (50.92)	$ (7.80)